UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Spear Alpha ETF
SPRX (Principal U.S. Listing Exchange: NASDAQ )
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Spear Alpha ETF for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://spear-funds.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spear Alpha ETF	$43	0.75%
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$144,357,216
Number of Holdings	22
Net Advisory Fee	$426,475
Portfolio Turnover	115%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Technology	40.6%
Communications	33.8%
Industrial	15.8%
Financial	4.6%
Utilities	4.1%
Cash & Other	1.1%

Top 10 Issuers	(%)
Astera Labs, Inc.	10.9%
Coherent Corp.	9.6%
Credo Technology Group Holding Ltd.	8.1%
Marvell Technology, Inc.	7.0%
NVIDIA Corp.	6.3%
Rocket Lab Corp.	6.1%
Applied Digital Corp.	5.0%
Ciena Corp.	4.8%
Terawulf, Inc.	4.6%
AST SpaceMobile, Inc.	4.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://spear-funds.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Spear Advisors, LLC documents not be householded, please contact Spear Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Spear Advisors, LLC or your financial intermediary.
Spear Alpha ETF	PAGE 1	TSR-SAR-53656F383

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Spear Alpha ETF
(SPRX)
Semi-Annual Financial Statements & Additional Information
December 31, 2025 (Unaudited)

TABLE OF CONTENTS (Unaudited)

Spear Alpha ETF
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace/Defense - 6.1%
Rocket Lab Corp.(a)	126,624	$8,833,290
Computer Data Security - 4.8%
Crowdstrike Holdings, Inc. - Class A(a)	7,495	3,513,356
Zscaler, Inc.(a)	15,382	3,459,720
		6,973,076
Computer Software - 7.0%
Cloudflare, Inc. - Class A(a)	29,640	5,843,526
IonQ, Inc.(a)	41,291	1,852,727
Snowflake, Inc. - Class A(a)	10,858	2,381,811
		10,078,064
Computers - 1.4%
Rigetti Computing, Inc.(a)	93,092	2,061,988
Electric-Generation - 4.1%
Constellation Energy Corp.	16,679	5,892,190
Electronic Components-Semiconductors - 16.5%
Advanced Micro Devices, Inc.(a)	21,456	4,595,017
Marvell Technology, Inc.	118,450	10,065,881
NVIDIA Corp.	48,701	9,082,736
		23,743,634
Internet Application Software - 3.9%
Shopify, Inc. - Class A(a)	34,573	5,565,216
Investment Companies - 4.6%
Terawulf, Inc.(a)	576,598	6,625,111
Lasers-Systems-Components - 9.7%
Coherent Corp.(a)	75,370	13,911,041
Networking Products - 3.3%
Arista Networks, Inc.(a)	36,600	4,795,698
Satellite Telecommunication - 8.7%
AST SpaceMobile, Inc.(a)	86,914	6,312,564
EchoStar Corp. - Class A(a)	57,696	6,271,555
		12,584,119
Semiconductor Equipment - 10.9%
Astera Labs, Inc.(a)	94,895	15,786,732
Telecommunication Services - 5.0%
Applied Digital Corp.(a)	293,256	7,190,637

The accompanying notes are an integral part of these financial statements.

1

Spear Alpha ETF
Schedule of Investments
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Telecommunication Equipment - 12.9%
Ciena Corp.(a)	29,705	$6,947,108
Credo Technology Group Holding Ltd.(a)	81,349	11,705,308
		18,652,416
TOTAL COMMON STOCKS (Cost $121,784,703)		142,693,212
MONEY MARKET FUNDS - 1.2%
First American Government Obligations Fund - Class X, 3.67%(b)	1,759,005	1,759,005
TOTAL MONEY MARKET FUNDS (Cost $1,759,005)		1,759,005
TOTAL INVESTMENTS –100.1% (Cost $123,543,708)		$144,452,217
Liabilities in Excess of Other Assets - (0.1)%		(95,001)
TOTAL NET ASSETS - 100.0%		$144,357,216

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$142,693,212	$ —	$ —	$142,693,212
Money Market Funds	1,759,005	—	—	1,759,005
Total Investments	$144,452,217	$—	$—	$144,452,217

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

Spear Alpha ETF
Statement of Assets and Liabilities
December 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$144,452,217
Dividends receivable	963
Total assets	144,453,180
LIABILITIES:
Payable to Adviser	95,964
Total liabilities	95,964
NET ASSETS	$ 144,357,216
Net Assets Consists of:
Paid-in capital	$121,416,951
Total distributable earnings	22,940,265
Total net assets	$ 144,357,216
Net assets	$144,357,216
Shares issued and outstanding(a)	3,750,000
Net asset value per share	$38.50
Cost:
Investments, at cost	$123,543,708

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

3

Spear Alpha ETF
Statement of Operations
For the Period Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$37,962
Total investment income	37,962
EXPENSES:
Investment advisory fee	426,475
Total expenses	426,475
NET INVESTMENT LOSS	(388,513)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	13,933,828
Net realized gain	13,933,828
Net change in unrealized appreciation (depreciation) on:
Investments	3,120,056
Net change in unrealized appreciation (depreciation)	3,120,056
Net realized and unrealized gain	17,053,884
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 16,665,371

The accompanying notes are an integral part of these financial statements.

4

Spear Alpha ETF
Statements of Changes in Net Assets

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment loss	$(388,513)	$(298,680)
Net realized gain (loss)	13,933,828	(4,019,304)
Net change in unrealized appreciation (depreciation)	3,120,056	16,875,538
Net increase in net assets from operations	16,665,371	12,557,554
CAPITAL TRANSACTIONS:
Creations	103,662,947	5,116,913
Redemptions	(36,716,312)	(25,804,588)
Net increase (decrease) in net assets from capital transactions	66,946,635	(20,687,675)
NET INCREASE (DECREASE) IN NET ASSETS	83,612,006	(8,130,121)
NET ASSETS:
Beginning of the period	60,745,210	68,875,331
End of the period	$ 144,357,216	$60,745,210
SHARES TRANSACTIONS
Creations	2,650,000	225,000
Redemptions	(950,000)	(1,100,000)
Total increase (decrease) in shares outstanding	1,700,000	(875,000)

The accompanying notes are an integral part of these financial statements.

5

Spear Alpha ETF
Financial Highlights

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,			Period Ended June 30, 2022(a)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$29.63	$23.55	$18.40	$13.86	$20.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.13)	(0.14)	(0.11)	(0.05)	(0.10)
Net realized and unrealized gain (loss) on investments(c)	9.00	6.22	5.26	4.59	(5.99)
Total from investment operations	8.87	6.08	5.15	4.54	(6.09)
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	—	(0.05)
Total distributions	—	—	—	—	(0.05)
Net asset value, end of period	$38.50	$29.63	$23.55	$18.40	$13.86
TOTAL RETURN(d)	29.91%	25.84%	27.97%	32.76%	−30.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$144,357	$60,745	$68,875	$8,740	$3,118
Ratio of expenses to average net assets(e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment loss to average net assets(e)	(0.68)%	(0.56)%	(0.51)%	(0.34)%	(0.56)%
Portfolio turnover rate(d)(f)	115%	148%	107%	209%	262%

(a)	Inception date of the Fund was August 3, 2021.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

Spear Alpha ETF
Notes to Financial Statements
December 31, 2025 (Unaudited)
1. ORGANIZATION
Spear Alpha ETF (the “Fund”) is a non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks long-term capital growth by investing in securities poised to benefit from breakthrough innovation in industrial technology.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”) has designated a fair valuation committee at Spear Advisors, LLC (“Spear Advisors” or the “Adviser”) as the valuation designee of the Fund. In its capacity as valuation designee the Adviser has adopted procedures and methodologies to fair value the Fund’s investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

7

Spear Alpha ETF
Notes to Financial Statements
December 31, 2025 (Unaudited)(Continued)
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedule of Investments for a summary of the valuations as of December 31, 2025, for the Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange- traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are

8

Spear Alpha ETF
Notes to Financial Statements
December 31, 2025 (Unaudited)(Continued)
determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2025, the Fund’s fiscal period end, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2025, the Fund’s fiscal period end, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Fund has recognized no interest or penalties related to uncertain tax benefits in the 2026 fiscal year. At December 31, 2025, the Fund’s fiscal period end, the tax periods for the prior three years are open to examination in the Fund’s major tax jurisdiction.
Indemnification. In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Spear Advisors, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. Spear Advisors has agreed to pay all expenses of the Fund except the fee paid to Spear Advisors under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan. Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees

9

Spear Alpha ETF
Notes to Financial Statements
December 31, 2025 (Unaudited)(Continued)
are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
Administrator, Accountant, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, accounting, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the Nasdaq Stock Market, LLC. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

10

Spear Alpha ETF
Notes to Financial Statements
December 31, 2025 (Unaudited)(Continued)
5. FEDERAL INCOME TAX
There were no distributions paid for the fiscal periods ended December 31, 2025 and June 30, 2025.
At June 30, 2025, the Fund’s fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

Federal Tax Cost of Investments	$43,302,684
Gross Tax Unrealized Appreciation	$19,467,925
Gross Tax Unrealized Depreciation	(1,995,662)
Net Tax Unrealized Appreciation (Depreciation)	17,472,263
Other Accumulated Gain (Loss)	(11,197,369)
Total Distributable Earnings/(Accumulated Losses)	$6,274,894

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, late year losses and post-October losses are determined only at the end of each fiscal year. At June 30, 2025, the Fund’s most recent fiscal year end, the Fund deferred the following late-year ordinary losses:

	Post-October Losses Deferred	Late Year Losses Deferred
Spear Alpha ETF	$ —	$(145,110)

At June 30, 2025, the Fund’s most recent fiscal year end, the Fund had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover	Capital Loss Carryover Utilized
Spear Alpha ETF	$(10,517,988)	$(534,271)	$ —

6. INVESTMENT TRANSACTIONS
During the period ended December 31, 2025, the Fund realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

	Realized Gains	Realized Losses
Spear Alpha ETF	$20,295,843	$(93,901)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended December 31, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Spear Alpha ETF	$130,049,274	$130,700,263	$103,713,937	$36,836,383

11

Spear Alpha ETF
Notes to Financial Statements
December 31, 2025 (Unaudited)(Continued)
7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading ‘’Principal Investment Risks”.
8. OPERATING SEGMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Manager, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
Management has evaluated the Fund’s related events and transactions that occurred subsequent to December 31, 2025, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements

12

SPEAR ALPHA ETF
ADDITIONAL INFORMATION (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Fund pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Fund’s most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory Agreement included in the Annual Financial Statements and Additional Information as of June 30, 2025.

13

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	3/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	3/6/2026

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	3/6/2026

* Print the name and title of each signing officer under his or her signature.